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[ING Logo]

October 5, 2005

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  ING Equity Trust
    (File Nos. 333-56881; 811-8817)

     ING Investment Funds, Inc.
     (File Nos. 002-34552; 811-01939) (collectively the "Registrants")


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, Class Q Prospectus and the Statement of Additional Information for Class A, Class B, Class C, Class I, Class O and Class Q contained in Post-Effective Amendment Nos. 68 and 63 to the Registrants' that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment Nos. 68 and 63 to the Registrants' Registration Statement on Form N-1A.

                                                     Regards,

                                                     /s/ Paul A. Caldarelli

                                                     Paul A. Caldarelli
                                                     Counsel
                                                     ING U.S. Legal Services


Attachment

cc:      Huey P. Falgout, Jr., Esq.
         ING Investments LLC

         Taylor V. Edwards, Esq.
         Dechert LLP